Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2020

VIPVS-QTLY-0520
1.799889.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	42,900	$2,476,617
CONSUMER DISCRETIONARY - 8.3%
Distributors - 1.0%
LKQ Corp. (a)	132,500	2,717,575
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (a)	182,300	1,915,973
Hotels, Restaurants & Leisure - 0.5%
Eldorado Resorts, Inc. (a)	100,300	1,444,320
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	33,802	2,577,064
Tempur Sealy International, Inc. (a)	25,600	1,118,976
		3,696,040
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	105,600	3,174,336
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	199,500	1,757,595
Specialty Retail - 1.4%
Lowe's Companies, Inc.	23,000	1,979,150
Sally Beauty Holdings, Inc. (a)	221,000	1,785,680
		3,764,830
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	250,800	2,706,132
PVH Corp.	53,200	2,002,448
		4,708,580

TOTAL CONSUMER DISCRETIONARY		23,179,249

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (a)	197,200	3,492,412
Food Products - 3.4%
Conagra Brands, Inc.	169,900	4,984,866
Darling International, Inc. (a)	171,863	3,294,614
Post Holdings, Inc. (a)	14,600	1,211,362
		9,490,842
Household Products - 1.8%
Energizer Holdings, Inc. (b)	76,700	2,320,175
Spectrum Brands Holdings, Inc.	75,000	2,727,750
		5,047,925
Tobacco - 1.4%
Altria Group, Inc.	102,900	3,979,143

TOTAL CONSUMER STAPLES		22,010,322

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy, Inc. (a)	103,700	3,473,950
Golar LNG Ltd. (b)	161,800	1,274,984
Hess Corp.	109,100	3,633,030
Noble Energy, Inc.	305,200	1,843,408
The Williams Companies, Inc.	105,900	1,498,485
Valero Energy Corp.	43,400	1,968,624
		13,692,481
FINANCIALS - 17.2%
Banks - 3.0%
First Citizens Bancshares, Inc.	6,900	2,296,803
M&T Bank Corp.	38,300	3,961,369
Wells Fargo & Co.	74,400	2,135,280
		8,393,452
Capital Markets - 7.6%
Ameriprise Financial, Inc.	43,300	4,437,384
Apollo Global Management LLC Class A	127,113	4,258,286
Lazard Ltd. Class A	106,814	2,516,538
LPL Financial	75,900	4,131,237
Raymond James Financial, Inc.	92,000	5,814,400
		21,157,845
Consumer Finance - 4.3%
Capital One Financial Corp.	73,200	3,690,744
Discover Financial Services	73,200	2,611,044
OneMain Holdings, Inc.	120,400	2,302,048
SLM Corp.	487,500	3,505,125
		12,108,961
Insurance - 2.3%
First American Financial Corp.	27,200	1,153,552
The Travelers Companies, Inc.	53,100	5,275,485
		6,429,037

TOTAL FINANCIALS		48,089,295

HEALTH CARE - 7.8%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	53,900	4,839,681
Health Care Providers & Services - 5.2%
Centene Corp. (a)	86,800	5,156,788
Cigna Corp.	29,500	5,226,810
Humana, Inc.	12,800	4,019,456
		14,403,054
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	24,800	2,473,552

TOTAL HEALTH CARE		21,716,287

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	21,100	2,791,741
Commercial Services & Supplies - 0.9%
The Brink's Co.	50,700	2,638,935
Construction & Engineering - 2.3%
AECOM (a)	119,700	3,573,045
Williams Scotsman Corp. (a)(b)	274,800	2,783,724
		6,356,769
Machinery - 1.1%
Allison Transmission Holdings, Inc.	98,600	3,215,346
Road & Rail - 2.3%
Knight-Swift Transportation Holdings, Inc. Class A (b)	111,500	3,657,200
Ryder System, Inc.	100,200	2,649,288
		6,306,488
Trading Companies & Distributors - 4.6%
AerCap Holdings NV (a)	94,300	2,149,097
Ashtead Group PLC	85,400	1,845,832
Beacon Roofing Supply, Inc. (a)	112,700	1,864,058
Fortress Transportation & Infrastructure Investors LLC	169,800	1,392,360
HD Supply Holdings, Inc. (a)	109,400	3,110,242
Univar, Inc. (a)	231,400	2,480,608
		12,842,197

TOTAL INDUSTRIALS		34,151,476

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	280,200	2,552,622
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	243,800	2,041,825
IT Services - 0.7%
DXC Technology Co.	153,300	2,000,565
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology Group Ltd.	182,000	4,118,660
NXP Semiconductors NV	27,100	2,247,403
		6,366,063
Software - 1.2%
SS&C Technologies Holdings, Inc.	78,200	3,426,724

TOTAL INFORMATION TECHNOLOGY		16,387,799

MATERIALS - 6.9%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	65,900	1,138,093
DuPont de Nemours, Inc.	101,439	3,459,070
Olin Corp.	386,101	4,505,799
The Chemours Co. LLC	156,900	1,391,703
Tronox Holdings PLC	338,600	1,686,228
		12,180,893
Construction Materials - 0.9%
Summit Materials, Inc. (a)	164,600	2,469,000
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	79,900	4,637,396

TOTAL MATERIALS		19,287,289

REAL ESTATE - 15.7%
Equity Real Estate Investment Trusts (REITs) - 14.0%
American Tower Corp.	23,500	5,117,125
CubeSmart	363,000	9,724,770
Digital Realty Trust, Inc.	53,400	7,417,794
Equinix, Inc.	11,300	7,057,641
Equity Lifestyle Properties, Inc.	115,500	6,638,940
VICI Properties, Inc.	195,700	3,256,448
		39,212,718
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	128,000	4,826,880

TOTAL REAL ESTATE		44,039,598

UTILITIES - 11.3%
Electric Utilities - 5.4%
Edison International	140,600	7,703,474
Exelon Corp.	202,900	7,468,749
		15,172,223
Independent Power and Renewable Electricity Producers - 2.1%
Vistra Energy Corp.	355,900	5,680,164
Multi-Utilities - 3.8%
Sempra Energy	94,761	10,707,045

TOTAL UTILITIES		31,559,432

TOTAL COMMON STOCKS
(Cost $353,560,166)		276,589,845

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.29% (c)	5,103,061	5,104,592
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	7,308,049	7,309,510
TOTAL MONEY MARKET FUNDS
(Cost $12,413,713)		12,414,102
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $365,973,879)		289,003,947
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(9,664,079)
NET ASSETS - 100%		$279,339,868

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,399
Fidelity Securities Lending Cash Central Fund	2,349
Total	$11,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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